Fresh Start Accounting - Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Nov. 20, 2018	Nov. 19, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets:
Cash and cash equivalents	$ 367,577		$ 388,500
Restricted cash	21,498		58,675
Accounts receivable, net	40,549		28,879
Other receivable	28,000		28,000
Materials and supplies	40,429		40,307
Deferred costs, current	482
Prepaid expenses and other current assets	8,667		10,815
Total current assets	507,202		555,176
Property and equipment, net	1,915,172		1,920,474
Receivable from unconsolidated subsidiaries	204,790		204,790
Intangible asset	85,053		100,000
Investment in unconsolidated subsidiaries	11,876		5,032
Other assets	24,120		9,067
Total assets	2,748,213		2,794,539
Liabilities and shareholders’ equity:
Accounts payable	14,941		12,147
Accrued expenses	25,744		62,094
Accrued interest	16,576		9,422
Total current liabilities	57,261		83,663
Long-term debt	1,039,335		1,035,641
Payable to Unconsolidated Subsidiaries	4,400		1,725
Other long-term liabilities	28,259		27,541
Total liabilities not subject to compromise	1,129,255		1,148,570
Commitments and contingencies
Shareholders’ equity:
Common Stock, Value, Issued	750		750
Additional Paid in Capital, Common Stock	1,645,692		1,645,219
Retained Earnings (Accumulated Deficit)	(27,484)
Stockholders' Equity Attributable to Parent	1,618,958	$ 1,645,969
Total stockholders' equity			1,645,969
Total liabilities and shareholders’ equity	$ 2,748,213		2,794,539
Predecessor
Assets:
Cash and cash equivalents			154,238	$ 308,948
Restricted cash			1,034,470	8,500
Accounts receivable, net			28,881	40,909
Other receivable			28,000
Materials and supplies			83,800	87,332
Deferred costs, current			11,371	14,892
Prepaid expenses and other current assets			13,281	14,774
Total current assets			1,354,041	475,355
Property and equipment, net			4,422,709	4,652,001
Long-term receivable			202,575	202,575
Other assets			27,279	33,030
Total assets			6,006,604	5,362,961
Liabilities and shareholders’ equity:
Accounts payable			14,161	11,959
Accrued expenses			56,817	36,174
Debtor-in-possession financing			50,000
Accrued interest			45,770	6,088
Deferred revenue, current			16,246	23,966
Total current liabilities			182,994	78,187
Long-term debt			969,158
Other long-term liabilities			30,253	32,323
Total liabilities not subject to compromise			1,182,405	123,483
Liabilities subject to compromise			3,084,874	3,087,677
Commitments and contingencies
Shareholders’ equity:
Common Stock, Value, Issued			214	213
Additional Paid in Capital, Common Stock			2,368,232	2,366,464
Accumulated Other Comprehensive Income (Loss), Net of Tax			(13,850)	(14,493)
Retained Earnings (Accumulated Deficit)			(615,271)	(200,383)
Stockholders' Equity Attributable to Parent			106	2,151,801	$ 2,666,200	$ 2,692,055
Total stockholders' equity			1,739,325
Total liabilities and shareholders’ equity			6,006,604	$ 5,362,961
Reorganization Adjustments
Assets:
Cash and cash equivalents			239,172
Restricted cash			(975,795)
Prepaid expenses and other current assets			(958)
Total current assets			(737,581)
Other assets			(1,356)
Total assets			(738,937)
Liabilities and shareholders’ equity:
Accounts payable			1,247
Accrued expenses			11,264
Debtor-in-possession financing			(50,000)
Accrued interest			(36,348)
Total current liabilities			(73,837)
Other long-term liabilities			1,782
Total liabilities not subject to compromise			(72,055)
Liabilities subject to compromise			(3,084,386)
Shareholders’ equity:
Common Stock, Value, Issued			536
Additional Paid in Capital, Common Stock			1,646,097
Retained Earnings (Accumulated Deficit)			770,871
Total stockholders' equity			2,417,504
Total liabilities and shareholders’ equity			(738,937)
Deconsolidation Of Zonda Debtors
Assets:
Cash and cash equivalents			(4,910)
Accounts receivable, net			(2)
Prepaid expenses and other current assets			(815)
Total current assets			(5,727)
Property and equipment, net			(68,102)
Long-term receivable			(202,575)
Receivable from unconsolidated subsidiaries			262,925
Investment in unconsolidated subsidiaries			5,774
Other assets			(1,845)
Total assets			(9,550)
Liabilities and shareholders’ equity:
Accounts payable			(3,261)
Accrued expenses			(5,987)
Total current liabilities			(9,248)
Payable to Unconsolidated Subsidiaries			1,725
Other long-term liabilities			(1,539)
Total liabilities not subject to compromise			(9,062)
Liabilities subject to compromise			(488)
Shareholders’ equity:
Total liabilities and shareholders’ equity			(9,550)
Fresh Start Accounting Adjustments
Assets:
Materials and supplies			(43,493)
Deferred costs, current			(11,371)
Prepaid expenses and other current assets			(693)
Total current assets			(55,557)
Property and equipment, net			(2,434,133)
Receivable from unconsolidated subsidiaries			(58,135)
Intangible asset			100,000
Investment in unconsolidated subsidiaries			(742)
Other assets			(15,011)
Total assets			(2,463,578)
Liabilities and shareholders’ equity:
Deferred revenue, current			(16,246)
Total current liabilities			(16,246)
Long-term debt			66,483
Other long-term liabilities			(2,955)
Total liabilities not subject to compromise			47,282
Shareholders’ equity:
Additional Paid in Capital, Common Stock			(2,369,110)
Accumulated Other Comprehensive Income (Loss), Net of Tax			13,850
Retained Earnings (Accumulated Deficit)			(155,600)
Total stockholders' equity			(2,510,860)
Total liabilities and shareholders’ equity			$ (2,463,578)